Restructuring Costs and Similar Items	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Restructuring Costs and Similar Items

B.16. RESTRUCTURING COSTS AND SIMILAR ITEMS
Restructuring costs and similar items comprise the following:

(€ million)	June 30, 2024 (6 months)	June 30, 2023 (6 months)	December 31, 2023 (12 months)
Employee-related expenses	849	185	489
Charges, gains or losses on assets(a)	(31)	86	293
Costs of transformation programs	347	265	676
Other restructuring costs	166	11	32
Total	1,331	547	1,490
(a) This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.

Restructuring and similar costs increased by €784 million between June 30, 2023 and June 30, 2024. They mainly comprise costs relating to severance plans announced in the first half of 2024. For the six months ended June 30, 2023 and the year ended December 31, 2023, they included the impact of pension reform in France on future annuities under the rules of each severance plan. Restructuring costs also include Sanofi's ongoing transformation projects, mainly those relating to the separation of the Opella business.